Bank Loan (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 02, 2020	Dec. 31, 2019 USD ($)	Apr. 01, 2019	Dec. 28, 2017
Bank Loan (Details) [Line Items]
Line of credit		$ 750,000
Guarantees of debt percentage	50.00%	50.00%
Loan balance (in Dollars)	$ 372,848
Loan bears interest rate	1.25%	1.25%	12.00%		7.00%	10.50%
Collateral term deposit		$ 375,000
Signifi Mobile Inc [Member]
Bank Loan (Details) [Line Items]
Line of credit		$ 4,000,000